Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories

As of June 30, 2025 and December 31, 2024, the details of inventories are as follows:

In thousands of USD	At June 30, 2025	At December 31, 2024
Raw materials	79,795	28,661
Work-in-progress	125,445	26,277
Finished goods	3,542	9,950
Total	208,782	64,888